Expense Example {- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund Retail PRO-07 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Retail Class
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966